Revenues	6 Months Ended
Jun. 30, 2024
Revenues
Revenues

3.Revenues

The following table presents the Company’s revenues disaggregated by revenue category.

	Six months ended June 30,
	2023	2024	2024
	RMB	RMB	US$
Revenue
On-demand delivery solution services	1,649,593	1,499,091	206,282
Mobility service solutions	58,518	100,491	13,828
Housekeeping services	25,719	15,973	2,198
Others	2,487	4,383	603
Total revenues	1,736,317	1,619,938	222,911